Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015
Equity [Abstract]
Pension and postretirement benefits	$ (249,704)	$ (252,027)
Net investment hedge losses	(18,757)	(18,757)
Foreign currency translation losses	(142,439)	(149,065)
Unrealized gains on marketable securities	2,583	1,968
Accumulated other comprehensive loss	(408,317)	(417,881)
Accumulated other comprehensive income attributable to noncontrolling interest	9,241	9,433
Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$ (417,558)	$ (427,314)	$ (379,066)